Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

	December 31,	December 31,
	2021	2020
Non-current trade and other payables
Deferred consideration (Note 8)	110,236	170,620
Payables to employees	—	7,987
Total	110,236	178,607
Current trade and other payables
Taxes payable	963,055	497,204
Trade payables	373,996	243,426
Payables to employees	359,418	265,176
Deferred consideration (Note 8)	67,267	234,086
Other payables	52,377	33,197
Total	1,816,113	1,273,089